Acquisition of Nora Pharma Inc.	12 Months Ended
Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Acquisition of Nora Pharma Inc.

Note 3 – Acquisition of Nora Pharma Inc.

On October 20, 2022, the Company acquired all of the issued and outstanding shares of Nora Pharma Inc. (“Nora Pharma), a Canadian privately held pharmaceutical company. The purchase price for the shares was $18,860,637 which was paid in cash ($14,346,637) and by the issuance of 1,850 shares of the Company’s common stock valued at $4,514,000 or $2,440 per share on the acquisition date. Nora Pharma sells generic pharmaceutical products in Canada. Nora Pharma’s operations are authorized by a Drug Establishment License issued by Health Canada.

The following table summarizes the allocation of the purchase price as of October 20, 2022, the acquisition date using Nora Pharma’s balance sheet assets and liabilities:

Accounts receivable	$1,358,121
Inventory	3,181,916
Intangible assets	659,571
Equipment & furniture	210,503
Other assets	1,105,093
Total assets	6,515,204
Liabilities assumed	(5,981,286)
Net assets	533,918
Goodwill	18,326,719
Total Consideration	$18,860,637

The value of the 1,850 common shares issued as part of the consideration paid for Nora Pharma was determined based on the closing market price of the Company’s common shares on the acquisition date, October 20, 2022 ($2,440 per share).

As part of the consideration paid for Nora Pharma, the Company agreed to a $5,000,000 CAD ($3,632,000 USD) earnout amount payable to Mr. Malek Chamoun, the seller of Nora Pharma. The earnout is payable in the form of twenty (20) payments of $250,000 CAD for every $1,000,000 CAD increase in gross sales (as defined in the Purchase Agreement) above Nora Pharma’s June 30, 2022 gross sales, provided that his employment with the Company is not terminated pursuant to the Company’s employment agreement with him. The total earnout amount of $3,632,000 has been recorded as a salary payable. During the twelve-month period ended December 31, 2023, the Company paid an earn-out amount of $1,084,169 leaving a balance earn-out to be paid of $2,547,831 at December 31, 2023.